Pension and Other Post-Retirement Benefits - Periodic benefit cost assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	1.66%	1.60%
Expected return on plan assets	3.04%	3.00%
Rate of compensation increase	5.18%	3.78%
Social Security increase rate	2.50%	2.50%
Pension increase rate	1.80%	1.80%